Equity - Summary of Changes in Issued share Capital (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Beginning balance, ordinary shares	3,885,790	3,878,484	3,870,183
Issue of shares	5,938	7,306	8,301
Ending balance, ordinary shares	3,891,728	3,885,790	3,878,484
Beginning balance, amount	€ 39	€ 39	€ 928
Transfer to share premium			(891)
Issue of shares			2
Ending balance, amount	€ 39	€ 39	€ 39